MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	May 16, 2016 USD ($)	Dec. 19, 2013 USD ($)	Dec. 19, 2013 EUR (€)	Feb. 14, 2019 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 shares
Related Party Transaction [Line Items]
Proceeds from related party guarantee							$ 5,118
Shares issued for real estate investment | shares										1,300,580
Deduction from the gross amount						$ 142
Finance expense						133
Flamingo South Beach Condominium [Member]
Related Party Transaction [Line Items]
Time period									3 years
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Monthly rent payment for property leased from related party						$ 25
Annual percentage increase for rent						3.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage						73.00%
Majority Shareholder [Member] | Financial Guarantee [Member]
Related Party Transaction [Line Items]
Term of loan guarantee								3 years
Director [Member]
Related Party Transaction [Line Items]
Reimbursement of reasonable work-related expenses | €			€ 12
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €			€ 4
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from related party guarantee					$ 5,118
Maturity date					Apr. 01, 2020
Reserve from transaction with controlling shareholder					$ 372
Repayment of loan					2,500
Remaining loan amount					$ 2,600
Chief Executive Officer [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Salary to CEO	$ 200	$ 170		$ 220,000
Chief Executive Officer [Member] | Maximum [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses	24	24
Reimbursement of reasonable work-related expenses	$ 50	$ 50